Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2012
Registrant Name	dei_EntityRegistrantName	MFS SERIES TRUST VII
Central Index Key	dei_EntityCentralIndexKey	0000318874
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Nov. 28, 2012
MFS Asia Pacific ex-Japan Fund (Prospectus Summary) | MFS Asia Pacific ex-Japan Fund | A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPXAX
MFS Asia Pacific ex-Japan Fund (Prospectus Summary) | MFS Asia Pacific ex-Japan Fund | B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPXBX
MFS Asia Pacific ex-Japan Fund (Prospectus Summary) | MFS Asia Pacific ex-Japan Fund | C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPXCX
MFS Asia Pacific ex-Japan Fund (Prospectus Summary) | MFS Asia Pacific ex-Japan Fund | I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPXIX
MFS European Equity Fund (Prospectus Summary) | MFS European Equity Fund | A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEEAX
MFS European Equity Fund (Prospectus Summary) | MFS European Equity Fund | B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEEBX
MFS European Equity Fund (Prospectus Summary) | MFS European Equity Fund | C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEECX
MFS European Equity Fund (Prospectus Summary) | MFS European Equity Fund | I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEEIX
MFS Latin American Equity Fund (Prospectus Summary) | MFS Latin American Equity Fund | A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLEAX
MFS Latin American Equity Fund (Prospectus Summary) | MFS Latin American Equity Fund | B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLEBX
MFS Latin American Equity Fund (Prospectus Summary) | MFS Latin American Equity Fund | C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLECX
MFS Latin American Equity Fund (Prospectus Summary) | MFS Latin American Equity Fund | I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLEIX